Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) item shares	Sep. 30, 2022 shares	Sep. 30, 2023 USD ($) item segment shares	Sep. 30, 2022 shares	Dec. 31, 2022 USD ($) segment	Sep. 29, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Recapitalization exchange ratio						0.408
Number of reportable segments | segment			1		1
Deferred debt issuance costs	$ 100		$ 100		$ 0
Restricted cash	$ 250		$ 250		$ 0
Number of class of shares | item	1		1
Related Party
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Borrowing term			3 years
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share | shares	2,101,760	423,932	2,101,760	423,932